PENSION AND OTHER POSTRETIREMENT BENEFITS - Components of Net Periodic Benefit Cost (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 28, 2019	Dec. 29, 2018	Dec. 30, 2017
Components of net periodic benefit cost (credit)
Recognized loss on settlements	$ 444.1	$ 93.7
U.S.
Components of net periodic benefit cost (credit)
Interest cost	9.0	34.5
Actuarial loss (gain)	(27.1)	(13.2)
U.S. | Continuing operations
Components of net periodic benefit cost (credit)
Service cost			$ 0.5
Interest cost	2.7	34.5	35.3
Actuarial loss (gain)	2.5	(0.6)	1.7
Expected return on plan assets		(42.5)	(40.5)
Amortization of actuarial loss	0.5	21.2	18.7
Amortization of prior service cost (credit)		0.8	0.9
Recognized loss on settlements	443.5	92.0
Net periodic benefit cost (credit)	449.2	105.4	16.6
International
Components of net periodic benefit cost (credit)
Service cost	15.6	19.2
Interest cost	14.8	15.7
Actuarial loss (gain)	56.8	(58.8)
International | Continuing operations
Components of net periodic benefit cost (credit)
Service cost	15.6	19.2	18.2
Interest cost	14.8	15.7	14.3
Expected return on plan assets	(21.0)	(23.8)	(21.1)
Amortization of actuarial loss	4.0	8.1	10.8
Amortization of prior service cost (credit)	(0.4)	(0.5)	(0.4)
Recognized loss on settlements	0.6	1.7
Net periodic benefit cost (credit)	$ 13.6	$ 20.4	$ 21.8